Fair Value Measurement (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Instruments [Line Items]
Cash equivalents	$ 512,417	$ 322,052
Short-term investments	404,584	233,491
Foreign exchange forward contracts	(715)	3,040
Total	916,286	558,583
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Foreign exchange forward contracts	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	512,417	322,052
Short-term investments	404,584	233,491
Foreign exchange forward contracts	(715)	3,040
Total	916,286	558,583
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Foreign exchange forward contracts	0	0
Total	$ 0	$ 0